PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Payments to acquire property, plant, and equipment		$ 218,693
Accumulated depreciation	$ 2,287,231	1,911,719	23,987
Depreciation		149,156	0
Impairment of equipment expenses		$ 388,877
Empire Service Inc [Member]
Restructuring Cost and Reserve [Line Items]
Payments to acquire property, plant, and equipment	$ 5,511,568